Fee and commission income - Schedule of fees and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15 (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total fee and commission income	$ 61,933	$ 45,483	$ 33,565
Fee and commission expenses	(2,920)	(1,082)	(1,046)
Total	59,013	44,401	32,519
Structured services
Statement [Line Items]
Total fee and commission income	17,706	10,220	7,427
Letters of credit and guarantees
Statement [Line Items]
Total fee and commission income	31,847	26,542	21,463
Credit commitments
Statement [Line Items]
Total fee and commission income	11,568	7,710	4,675
Other commissions
Statement [Line Items]
Total fee and commission income	$ 812	$ 1,011	$ 0